Warrants (Details)	12 Months Ended
Dec. 31, 2024 shares
Public Warrants [Member]
Warrants [Line Items]
Conversion of warrants	5,000,000
Coliseum [Member] | Warrants [Member]
Warrants [Line Items]
Conversion of warrants	3,225,000
Class A Common Stock [Member]
Warrants [Line Items]
Converted shares	806,250